Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2023
Credit Loss [Abstract]
Schedule of accounts receivable net

Accounts receivable, net consist of the following:

	December 31, 2022	December 31, 2023	December 31, 2023
	HK$’000	HK$’000	US$’000
Accounts receivable	32,938	31,486	4,031
Allowance for doubtful accounts	-	-	-
Total accounts receivable, net	32,938	31,486	4,031